Introduction and overview of Group's risk management - Reconciliation of Level 3 fair value measurements of financial instruments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Introduction and overview of Group's risk management
Opening balance at January 1	$ 5,017,356
Closing balance at December 31	$ 4,572,801